UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Partner Fund Management, L.P.
Address:	One Market Plaza
		Steuart Tower,22nd Floor,
		San Francisco, CA. 94105

Form 13F File Number:	28-11241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher M. James
Title:	Managing Partner
Phone:	415 281 1022

Signature, Place and Date of Signing:

/s/ Christopher M. James
Christopher M. James		San Francisco, CA		November 14, 2005

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		48

Form 13F Information Table Value Total:	802,302 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
NAME OF ISSUER                                 TITLE OF     CUSIP      VALUE     SHARES     SH/  PUT/  INV. OTHER VOTING  AUTH
                                                CLASS                  X1000               PRN   CALL  DISC MGR   SOLE    SHR NONE

AMERADA HESS CORP.CMN                          COM    023551104    15318     111,400   SH         SOLE      111,400
AMERICA MOVIL SA DE CVSPONSORED ADR CMN SERI   COM    02364W105    19969     758,700   SH         SOLE      758,700
AMERICAN TOWER CORPORATIONCMN CLASS A          COM    029912201    32665     1,309,200 SH         SOLE    1,309,200
AMERISOURCEBERGEN CORPCMN                      COM    03073E105    21544     278,700   SH         SOLE      278,700
AMGEN INC.CMN                                  COM    031162100    8158      102,400   SH         SOLE      102,400
ASTRAZENECA PLC SPONS ADRSPONSORED ADR CMN     COM    046353108    9420      200,000   SH         SOLE      200,000
BED BATH & BEYOND INC.CMN                      COM    075896100    4396      109,400   SH         SOLE      109,400
BEST BUY CO INCCMN                             COM    086516101    8723      200,400   SH         SOLE      200,400
BIOGEN IDEC INC.CMN                            COM    09062X103    18516     469,000   SH         SOLE      469,000
CVS CORPORATION (DEL)CMN                       COM    126650100    38731     1,335,100 SH         SOLE    1,335,100
CARNIVAL CORPORATIONCMN                        COM    143658300    7372      147,500   SH         SOLE      147,500
CALL/CELG(LQHJI)       @45    EXP10/22/2005    COM    151020104    389       399       SH   CALL  SOLE          399
CELGENE CORPCMN                                COM    151020104    25850     475,885   SH         SOLE      475,885
CIRCUIT CITY STORES, INC.CMN                   COM    172737108    42066     2,451,400 SH         SOLE    2,451,400
CONSOL ENERGY INC.CMN                          COM    20854P109    20059     263,000   SH         SOLE      263,000
FOREST LABORATORIES INCCMN                     COM    345838106    19715     505,900   SH         SOLE      505,900
FREESCALE SEMICONDUCTOR, INC.CMN CLASS A       COM    35687M107    13000     555,300   SH         SOLE      555,300
CALL/GE(GELG)          @35    EXP12/17/2005    COM    369604103    819       17,250    SH   CALL  SOLE       17,250
GOODRICH CORPCMN                               COM    382388106    26963     608,100   SH         SOLE      608,100
GOOGLE, INC.CMN CLASS A                        COM    38259P508    20538     64,900    SH         SOLE       64,900
GRUPO TELEVISA, S.A. GDSREP 20 CPO'S REP 1 L   COM    40049J206    6741      94,000    SH         SOLE       94,000
HARRAHS ENTMT INCCMN                           COM    413619107    19635     301,200   SH         SOLE      301,200
HOME DEPOT INCCMN                              COM    437076102    7536      197,600   SH         SOLE      197,600
HUMANA INCCMN                                  COM    444859102    7105      148,400   SH         SOLE      148,400
KOS PHARMACEUTICALS INCCMN                     COM    500648100    5448      81,400    SH         SOLE       81,400
MEMC ELECTRONIC MATERIALCOMMON STOCK           COM    552715104    9861      432,700   SH         SOLE      432,700
MGM MIRAGECMN                                  COM    552953101    16029     366,200   SH         SOLE      366,200
MEDIMMUNE INCCMN                               COM    584699102    10324     306,800   SH         SOLE      306,800
MYOGEN, INC.CMN                                COM    62856E104    9395      399,800   SH         SOLE      399,800
NII HOLDINGS, INC.CMN CLASS B                  COM    62913F201    20960     248,200   SH         SOLE      248,200
NEKTAR THERAPEUTICSCMN                         COM    640268108    2334      137,700   SH         SOLE      137,700
NORFOLK SOUTHERN CORPORATIONCMN                COM    655844108    22904     564,700   SH         SOLE      564,700
OFFICE DEPOT INCCMN                            COM    676220106    32352     1,089,300 SH         SOLE    1,089,300
OMNICARE INC.CMN                               COM    681904108    25073     445,900   SH         SOLE      445,900
PACIFICARE HEALTH SYSTEMS INCCMN               COM    695112102    27037     338,900   SH         SOLE      338,900
PUT/PFE(PFEWE)         @25    EXP11/19/2005    COM    717081103    1000      10,000    SH   PUT   SOLE       10,000
PRECISION CASTPARTS CORP.CMN                   COM    740189105    25651     483,078   SH         SOLE      483,078
ROCKWELL AUTOMATION INCCMN                     COM    773903109    13452     254,300   SH         SOLE      254,300
SIRIUS SATELLITE RADIO INCCMN                  COM    82966U103    13230     2,023,000 SH         SOLE    2,023,000
CALL/HOT(HOTJK)        @55    EXP10/22/2005    COM    85590A203    384       1,336     SH   CALL  SOLE        1,336
STARWOOD HOTELS & RESORTSWORLDWIDE INC         COM    85590A203    45261     791,700   SH         SOLE      791,700
TXU CORPCMN                                    COM    873168108    42623     377,600   SH         SOLE      377,600
TOM ONLINE INC.ADR CMN                         COM    889728200    6825      346,439   SH         SOLE      346,439
TRIAD HOSPITALS, INC.CMN                       COM    89579K109    7786      172,000   SH         SOLE      172,000
UNITEDHEALTH GROUP INCCMN                      COM    91324P102    28460     506,400   SH         SOLE      506,400
XEROX CORPORATIONCMN                           COM    984121103    18602     1,362,800 SH         SOLE    1,362,800
GLOBALSANTAFE CORPCMN                          COM    G3930E101    6286      137,800   SH         SOLE      137,800
SEAGATE TECHNOLOGYCMN                          COM    G7945J104    12759     805,000   SH         SOLE      805,000
UTI WORLDWIDECMN                               COM    G87210103    3038      39,100    SH         SOLE       39,100



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